Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,662,825		$ 2,622,644
Goodwill resulting from acquisitions	86,216	[1]	48,395	[2]
Other			(8,214)
Goodwill, Ending Balance	$ 2,749,041		$ 2,662,825

[1]	Mainly relates to the acquisitions of the service assurance business of TEOCO and ProCom Consulting, see also Note 3. In allocating the total preliminary purchase price for the service assurance business of TEOCO, based on estimated fair values, the Company recorded $58,234 of goodwill, $40,015 of core technology to be amortized over approximately five years, $6,219 of customer relationships to be amortized over approximately six years. In allocating the total preliminary purchase price for ProCom Consulting, based on estimated fair values, the Company recorded $27,330 of goodwill, $18,439 of customer relationships to be amortized over approximately six years and $864 of trade mark to be amortized over approximately one year.
[2]	Mainly relates to the acquisitions of DevOps and Roam, see also Note 3. In allocating the total purchase price for Roam, based on estimated fair values, the Company recorded $24,607 of goodwill, $11,454 of customer relationships to be amortized over approximately five years and $2,299 of core technology to be amortized over two years. In allocating the total purchase price for DevOps, based on estimated fair values, the Company recorded $23,787 of goodwill, $2,616 of customer relationships to be amortized over approximately five years.